Fee and commission income (Tables)	12 Months Ended
Dec. 31, 2019
Fee and commission income
Schedule of fees and commission income from contracts with customers broken down by main types of services according to the scope of IFRS 15

Fee and commission income from contracts with customers broken down by main types of services according to the scope of IFRS 15, are detailed as follows:

	December 31, 2019
		Documentary
		and stand-by
		letters of	Other
	Syndications	credit	Commissions, net	Total

Openning and confirmation	—	8,381	1,312	9,693
Negotiation and acceptance	—	399	—	399
Amendment	—	632	(27)	605
Structuring	5,622	—	—	5,622
Other	—	94	(766)	(672)
	5,622	9,506	519	15,647

	December 31, 2018
		Documentary
		and stand-by
		letters of	Other
	Syndications	credit	Commissions, net	Total

Openning and confirmation	—	9,281	1,738	11,019
Negotiation and acceptance	—	379	—	379
Amendment	—	1,020	(151)	869
Structuring	4,950	—	—	4,950
Others	—	87	(119)	(32)
	4,950	10,767	1,468	17,185

Schedule Of fees and commission income from contracts with customers recognized under IAS 18

Fees and commission income from contracts with customers recognized under IAS 18 as of December 31, 2017 are detailed below:

December 31,
2017
Commission income - Loans & commitments, net	476
Commission income - Letters of credit	10,430
Commission income - Arrangements	6,608
Total	17,514

Schedule of ordinary income that is expected to be recognized on the contracts in force

The following table provides information on the ordinary income that is expected to be recognized on the contracts in force:

	Up to 1 year	1 to 2 years	More than 2 years	Total

Ordinary income expected to be recognized on the contracts as of December 31, 2019	1,462	95	1,026	2,583

	Up to 1 year	1 to 2 years	More than 2 years	Total

Ordinary income expected to be recognized on the contracts as of December 31, 2018	1,655	377	761	2,793